Note 7 - Leases	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]

7. Leases

The Company determines if an arrangement is a lease at inception of the agreement. Operating leases are included in right-of-use operating assets, current portion of long-term debt and lease obligations, and noncurrent operating lease obligations in the Company’s Consolidated Balance Sheets. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. If the lease does not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The right-of-use operating lease assets also include in its calculation any prepaid lease payments made and excludes any lease incentives received from the arrangement. The Company’s lease terms may include options to extend or terminate the lease, and the impact of these options are included in the lease liability and lease asset calculations when the exercise of the option is at the Company’s sole discretion and it is reasonably certain that the Company will exercise that option. The Company will not separate lease and nonlease components for its leases when it is impractical to separate the two, such as leases with variable payment arrangements. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company has operating leases for land, machinery and equipment. The Company also has finance leases for machinery and equipment. The commencement date used for the calculation of the lease obligation is the latter of April 1, 2019 or the lease start date. Certain of the leases have options to extend the life of the lease, which are included in the liability calculation when the option is at the sole discretion of the Company and it is reasonably certain that the Company will exercise the option. In addition, the Company has certain leases that have variable payments based solely on output or usage of the leased asset. These variable operating lease assets are excluded from the Company’s balance sheet presentation and expensed as incurred. Leases with an initial term of 12 months or less are not material.

Upon adoption of ASU 2016-02, the Company determined its right-of-use assets related to the operating leases for its plant equipment in Sunnyside, Washington were partially impaired and therefore were reduced with a corresponding charge to retained earnings of $2,019,000 (which is net of tax). The estimated lives of these assets were shortened to align with the closure of the facility.

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The components of lease expense were as follows (In thousands):

	Year Ended	Year Ended
	March 31, 2021	March 31, 2020

Lease cost:

Amortization of right of use asset	$4,746	$4,335
Interest on lease liabilities	1,102	1,353
Finance lease cost	5,848	5,688
Operating lease cost	23,736	30,190
Total lease cost	$29,584	$35,878

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$1,102	$1,353
Operating cash flows from operating leases	23,864	29,845
Financing cash flows from finance leases	6,321	6,437
Total	$31,287	$37,635

Right-of-use assets obtained in exchange for new finance lease liabilities	$1,740	$4,424
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,009	$6,419
Weighted-average lease term (years):
Financing leases	4.5	5.3
Operating leases	3.5	3.8
Weighted-average discount rate (percentage):
Financing leases	4.1	4.1
Operating leases	4.4	4.5

Undiscounted future lease payments under non-cancelable operating leases and financial leases, along with a reconciliation of undiscounted cash flows to operating and financing lease liabilities, respectively, as of March 31, 2021 were as follows (in thousands):

Years ending March 31:	Operating	Financing
2022	$18,606	$7,665
2023	14,042	7,665
2024	7,118	6,096
2025	3,572	2,713
2026	1,729	1,625
2027-2032	3,151	2,786
Total minimum payment required	$48,218	$28,550
Less interest	3,402	2,540
Present value of minimum lease payments	44,816	26,010
Amount due within one year	17,047	6,778
Long-term lease obligation	$27,769	$19,232

Undiscounted future lease payments under non-cancelable operating leases and financial leases, along with a reconciliation of undiscounted cash flows to operating and financing lease liabilities, respectively, as of March 31, 2020 were as follows (in thousands):

Years ending March 31:	Operating	Financing
2021	$23,896	$7,313
2022	18,820	7,313
2023	13,022	7,313
2024	6,510	5,786
2025	3,023	2,395
2026-2031	4,597	3,995
Total minimum payment required	$69,868	$34,115
Less interest	5,559	3,524
Present value of minimum lease payments	64,309	30,591
Amount due within one year	21,549	6,225
Long-term lease obligation	$42,760	$24,366